SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of segment results

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	(1)	(5)
Interest income	—	1	1
Finance costs	(1)	(43)	(44)
Fair value gain on financial instruments, net	—	2,077	2,077
Loss before income tax	(413)	(818)	(1,231)
Loss for the year from continuing operations	(413)	(818)	(1,231)
Total assets	246,857	325	247,182
Total liabilities	5,957	154,897	160,854

	US$
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(1)	—	(1)
Interest income	—	—	—
Finance costs	—	(6)	(6)
Fair value gain on financial instruments, net	—	297	297
Loss before income tax	(59)	(117)	(176)
Loss for the year from continuing operations	(59)	(117)	(176)
Total assets	35,283	46	35,329
Total liabilities	851	22,141	22,992

As of and for the year ended December 31, 2024, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
Depreciation and amortization	(4)	—	(4)
Interest income	3	66	69
Finance costs	(1)	(27)	(28)
Fair value gain on financial instruments, net	—	3,996	3,996
Loss before income tax	(2,190)	(970)	(3,160)
Loss for the year from continuing operations	(2,190)	(970)	(3,160)
Total assets	259,091	1,798	260,889
Total liabilities	162,039	10,788	172,827

Schedule of reconciliation from loss

	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Loss for the year from continuing operations	(8,337)	(3,160)	(1,231)	(176)
Loss for the year from discontinued operations	(4,106)	—	—	—
Net loss (including non-controlling interests)	(12,443)	(3,160)	(1,231)	(176)

Schedule of non-current assets

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Mainland China	49	30	4
Hong Kong	256,484	245,400	35,075
Total	256,533	245,430	35,079